SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Schedule of revenues by region) (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 170,914	$ 184,586
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	[1]	44,444	52,180
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	[2]	26,543	33,913
Asia-Pacific and Middle East [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		17,205	16,978
India [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		67,689	61,566
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 15,033	$ 19,949

[1]	As of June 30, 2025, and 2024, 95% and 98% represent revenues in the United States.
[2]	Including Europe, Middle East and Africa.